Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other current receivables [abstract]
Disclosure of Trade Receivables

9.1 Trade receivables

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
Trade receivables	14,398	5,075
Allowance for expected credit losses	-	-
Total net value of trade receivables	14,398	5,075

Disclosure of Subsidies Receivables	9.2 Subsidies receivables

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
Research tax credit	7,711	7,525
Other subsidies	89	-
Total subsidies receivables	7,800	7,525

Disclosure of Other Current Assets

9.3 Other current assets

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
VAT receivables	1,177	926
Income tax receivable	639	51
Prepaid expenses and other prepayments	1,934	3,585
Tax and social receivables	1,304	67
Deferred expenses and other current assets	330	341
Total other current assets	5,383	4,970